SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries.

Subsidiaries are those entities in which the Group, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All intercompany transactions and balances are eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Areas where management uses subjective judgement include, but are not limited to allowance for doubtful accounts, share-based compensation, deferred tax and uncertain tax position, valuation of convertible loans, useful lives of intangible assets and property and equipment, and impairment of long-lived assets, goodwill and long-term investments. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(d)	Foreign currency

The functional currency of the Company and AnPac US is the United States dollar and its reporting currency is Renminbi (“RMB”). The functional currency of the Company’s PRC subsidiaries is the RMB as determined based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

The financial statements of the Company and AnPac US are translated from the functional currency to the reporting currency, RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ deficit.

(e)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.3726 on December 31, 2021, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal or use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

(g)	Accounts receivable, net of allowance for doubtful accounts

Accounts receivable are recorded at their invoiced amounts, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded when the collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence, including aging of the receivable, the customer’s payment history, its current creditworthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased. The Group regularly reviews the adequacy and appropriateness of the allowance for doubtful accounts.

Accounts receivable for the years ended December 31, 2020 and 2021 were as follows:

	Years ended December 31,
	2020	2021
	RMB	RMB	US$

Accounts receivable	8,096	6,699	1,052
Allowance for doubtful accounts	(304)	(1,145)	(180)
Balance at end of year	7,792	5,554	872

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(g)Accounts receivable, net of allowance for doubtful accounts (continued)

Movement in the allowances for doubtful debts were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at beginning of year	198	177	304	48
Additional provision	168	758	841	132
Write-offs	(189)	(631)	—	—
Balance at end of year	177	304	1,145	180

(h)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories are determined using the first in first out method. The Group records inventory reserves for obsolete and slow-moving inventory.

(i)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	3-5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

(j)	Long-term investments

The Group’s long-term investments include equity method investments and equity investments without readily determinable fair values.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(j)Long-term investments (continued)

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive loss. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Group assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the amount by which the carrying value exceeds the fair value of the investment.

For the years ended December 31, 2019, 2020 and 2021, the Group recognized an impairment on its equity investment in Jiangsu Anpac Health Management Co., Ltd. of RMB1,320, RMB1,430 and Nil, respectively. For the years ended December 31, 2019, 2020 and 2021, the operation of Jiangsu Anpac Health Management Co., Ltd. was inactive.

(k)	Business combinations

The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree’s current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(l)	Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over the estimated useful lives.

Intangible assets have estimated useful lives from the date of purchase as follows:

Category	Estimated useful life
Software	3-10 years
Medical license	15 years
Customer relationship	6.4 years

(m)	Land use right, net

All land in the PRC is owned by the PRC government. The PRC government may sell land use rights for a specified period of time. Land use rights represent lease prepayments to the PRC government and are carried at cost less accumulated amortization. Land use rights are amortized on a straight-line basis over the terms of the land use right of 50 years.

(n)	Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets acquired less liabilities assumed of an acquired business. Goodwill acquired in a business combination is not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist.

In accordance with ASC 350-20, Intangibles-Goodwill and Other, Goodwill, (“ASC 350-20”) the Group has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has one reporting unit, which is also its only reportable segment.

The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described below is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired, and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(n)	Goodwill (continued)

For the years ended December 31, 2019 and 2020, the Group performed a qualitative assessment for the reporting unit. Based on the requirements of ASC 350-20, the Group evaluated all relevant qualitative and quantitative factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair value of the reporting unit was less than its carrying amount. Therefore, no goodwill impairment was recognized as of December 31, 2019 and 2020.

For the year ended December 31, 2021, the Group performed the two-step quantitative impairment test and determined that the fair value of goodwill acquired from the acquisition of Shiji (Hainan) Medical Technology Ltd. in fiscal 2017 is nil. Therefore, the Group impaired the goodwill acquired from the acquisition of Shiji (Hainan) Medical Technology Ltd. of RMB2,223(US$349).

(o) Impairment of Long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment and intangibles with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Given no events or changes in circumstances indicating the carrying amount of long-lived assets may not be recovered through the related future net cash flows, the Group did not perform such an evaluation for the years ended December 31, 2019 and 2020. For the year ended December 31, 2021, due to the slow development of Shiji (Hainan) Medical Technology Ltd., the Group evaluated the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition and determined that the fair value of intangible assets of Shiji (Hainan) Medical Technology Ltd. was nil. Therefore, the Group impaired the intangible assets acquired from the acquisition of Shiji (Hainan) Medical Technology Ltd. of RMB3,828 (US$601).

(p)	Fair value of financial instruments

The Group applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(p)	Fair value of financial instruments (continued)

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, accounts receivables, accounts payable, other receivables, other payables and short-term debt. The carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The Group elected the fair value option to account for its convertible loans. The Group engaged an independent valuation firm to perform the valuation. The fair value of the convertible loans as of December 31, 2020 and 2021 was RMB2,232 and RMB27,859 (US$4,372) calculated using the binomial tree model. The convertible loans are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of the convertible loans include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion. Refer to Note 10 for additional information.

As the inputs used in developing the fair value for level 3 instruments are unobservable, and require significant management estimate, a change in these inputs could result in a significant change in the fair value measurement.

The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Opening balance	24,568	2,232	350
New convertible loans issued	1,830	32,344	5,076
Conversion of other payable to convertible loan	—	4,534	711
Repayments	(17,261)	—	—
Conversion of convertible loans	—	(20,110)	(3,155)
Loss on change in fair value of convertible loan	532	9,073	1,424
Gain on settlement of convertible loan	(7,162)	—	—
Other comprehensive income -foreign exchange translations	(275)	(214)	(34)
Total	2,232	27,859	4,372

(q)Revenue recognition

The Group derives its revenues principally from customers through the Group’s cancer screening and detection test and physical checkup package services. Revenue is recognized when the Group satisfies the performance obligations in an amount of consideration to which the Group expects to be entitled to in exchange for those services. The Group evaluates the presentation of revenue on a gross or net basis based on whether it controls the services provided to customers and is the principal (i.e., “gross”), or the Group arranges for other parties to provide the service to the customers and is an agent (i.e., “net”). The Group presents value-added taxes as a reduction from revenues.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(q)Revenue recognition (continued)

Revenue from cancer screening and detection tests

Revenue from cancer screening and detection test are primarily generated through administration of the tests to the Group’s customer constituents, the Group’s cancer screening and detection tests based on CDA technology and other cancer screening and detection technologies, such as biomarker-based tests, to its customers (primarily corporations and life insurance companies). A contract exists when the master service agreement has been executed and the customer submitting a service request, which is a placed order. The Group’s contracts have a single performance obligation which is satisfied upon rendering of the cancer screening and detection tests and delivery of the cancer screening and detection test results to the customer or customer’s employee as well as individual policy holder. The Group acts as the principal as it controls the cancer screening and detection tests before it is transferred to the customer and records revenue on a gross basis at a point in time, when the cancer screening and detection test results are delivered to the customer. The Group accrues 5% of the revenue from cancer screening and detection tests as warranty liability which was included in accrued expenses and other current liabilities.

Revenue from physical checkup packages

The Group facilitates corporations and life insurance companies to procure physical checkup package services for their employees and policy holders, respectively, from third-party physical checkup package service providers. The Group enters into contracts with corporations and life insurance companies and physical checkup service providers. The Group considers both the corporations and life insurance companies and the third-party physical checkup package service providers as its customers in this type of transaction. The Group’s performance obligation is to facilitate the corporations and life insurance companies and the third-party physical checkup package service providers to complete the purchase of physical checkup package services, which is not controlled by the Group prior to being transferred to the corporations and life insurance companies. The Group fulfills its performance obligation at a point in time when the employees and policy holders of corporations and life insurance companies, respectively, complete the physical checkups at which the Group records the net amount that it retains from such completed transaction as revenue.

The Group also enters into arrangements to deliver both cancer screening and detection tests and physical checkup package services. The Group is the principal for the cancer screening and detection tests and the agent for physical checkup package services. Revenues for cancer screening and detection tests and physical checkup are both recognized at a point in time when the performance obligation is satisfied upon delivery of the cancer screening and detection test results to the end customers and completion of physical checkup respectively. As the Group acts as both the principal and agent in the arrangement, the Group allocates the transaction price to each performance obligation on a relative stand-alone selling price basis.

Revenue from Technology services

The Group provides a series of technology services including but not limited to market research, designing, coding, developing, testing, etc. to a client for a contractual term of two years. As the series of services are an integral part of a project of which the goal is to enable the client to produce a cancer-treatment medical device, none of the mentioned services can be isolated and identified as a distinct performance obligation. The Group concluded that the combined services in the contract constitutes a single performance obligation. The contract price is fully allocated to the single performance obligation. The Group uses input methods to measure the progress toward complete satisfaction of the performance obligation. Input methods measure progress based on resources consumed or efforts expended relative to total resources expected to be consumed or total efforts expected to be expended. The completion percentage is determined by costs incurred/total costs estimated to be incurred.

2.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(q)Revenue recognition (continued)

Retail revenue

The Group started retail business of genetic testing kits and skin-care products in fiscal 2021. Customers pay upfront and the Group delivers the ordered products. Revenue was recognized at point of time. For the year ended December 31, 2021, the retail revenue was insignificant.

All revenues are generated in the PRC.

Contract balances

The payment terms and conditions within the Group’s contracts vary by the type of services and the customers.

Contract assets relate to the Group’s conditional right to consideration for completed performance obligations under the contract. Accounts receivable are recorded when the right to consideration becomes unconditional. The Group does not have contract assets for the years presented.

In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

Contract liabilities represent considerations received from corporations, life insurance companies and technology services client in advance of satisfying the Group’s performance obligations under the contract, which are presented in “advance from customers” in the consolidated balance sheets. For the years ended December 31, 2020 and 2021, advance from customers amounted to RMB3,682 and RMB4,174 (US$655), respectively.

PRC Value-Added Taxes (“VAT”) and surcharges

The services of the Group are subject to 6% of Value-Added Taxes. Retail sales are subject to 3% or 13% of Value-Added Taxes. The Group is subject to education surtax and urban maintenance and construction tax, on the services provided in the PRC.

Practical expedients

The Group has applied the following practical expedients:

(i)	The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.
(ii)	The Group recognizes incremental costs to obtain a contract as expenses when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.
(s)	Costs of revenues

Costs of revenues consists of staff costs, outsourced testing costs, blood sample taking costs, medical consumable costs, share-based compensation, depreciation of CDA equipment, purchase cost of retail products.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(t)	Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses. For the years ended December 31, 2019, 2020 and 2021, the advertising expense amounted to RMB922, RMB664 and RMB515 (US$81) respectively.

(u)	Research and development expenses

Research and development expenses primarily are comprised of costs incurred in performing research and development activities, including related personnel and consultant’s salaries, benefits, share-based compensation and related costs, raw materials and supplies for internally-developed product candidates and external costs of outside vendors engaged to conduct clinical development activities and trials. The Group expenses research and development expenses as they are incurred.

(v)	Government grants

Government grants include financial incentives in the form of cash subsidies that involve no conditions or continuing performance obligations of the Group. Government grants are recognized as other non-operating income upon receipt. For government grants related to assets in the form of land use rights, the government grants are recorded as deferred income when received. The deferred income is then recognized in other income, net in the consolidated statement of comprehensive loss on a systematic basis over the useful life of the related asset. Government grants recognized in other income for the years ended December 31, 2019, 2020 and 2021 were RMB 2,806, RMB7,541 and RMB565 (US$88).

(w)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life, or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an occurrence of an obligation at the inception of the lease. The Group has no capital leases for the years presented.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space, storage unit, research laboratory, employee accommodation and manufacturing space under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on straight-line basis over the term of the lease.

(x)	Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB3,249, RMB1,645 and RMB3,884 (US$609) for the years ended December 31, 2019, 2020 and 2021, respectively.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(y)	Share-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

The Group has elected to recognize share-based compensation using the straight-line method for all share-based awards granted with graded vesting based on service conditions. The Group accounts for forfeitures as they occur in accordance with ASU No. 2016-09, Compensation — Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting. The Black-Scholes Model were applied in determining the estimated fair value of the options granted to employees and non-employees.

(z)	Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expenses.

(aa)Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation differences, and is presented in the consolidated statements of comprehensive loss.

(bb)	Segment reporting

The Group’s Chief Executive Officer is the chief operating decision-maker that reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment in accordance with ASC 280, Segment Reporting. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and all the Group revenues are derived from within the PRC, no geographical segments are presented.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(cc)	Loss per share

Loss per share is calculated in accordance with ASC 260, Earnings per Share. Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Group’s consolidated statements of comprehensive loss.

The rights, including the liquidation and dividend rights, of the holders of our Class A and Class B ordinary shares are identical, except with respect to voting. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. For the years ended December 31, 2019, 2020 and 2021, the net loss per share amounts are the same for Class A and Class B common ordinary shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

The Group did not include share options in the computation of diluted earnings per share for the years ended December 31, 2019, 2020 and 2021, because those share options were anti-dilutive for loss per share.

(dd)	Risks, Uncertainties and Concentrations

COVID-19

As a result of the pandemic of COVID-19 in China, the United States and the world, the Group’s operations have been, and may continue to be, adversely impacted by disruptions in business activities, commercial transactions and general uncertainties surrounding the duration of the outbreaks and the various governments’ business, travel and other restrictions. These adverse effects could include the Group’s ability to market and conduct its tests in China, commercialize its tests in the United States and carry out research studies and activities in China and the United States, temporary closures of its laboratory facilities and offices in China and the United States and its customers’ and suppliers’ facilities, the delay in construction of its new Philadelphia laboratory, delayed supply of products and services from its suppliers, and delayed or cancelled orders from its customers (such as due to temporary decreased demand for disease screening and detection or physical checkup services or generally due to reduced commercial activities). In addition, the Group’s business operations could be disrupted if any of its employees is suspected of contracting the coronavirus or any other epidemic disease, since its employees could be quarantined and/or its offices be shut down for disinfection. In particular, the closing of blood sampling points countrywide in China since the Chinese New Year in 2020, as a measure by the Chinese government to contain the spread of COVID-19, significantly reduced the number of samples that the Group could collect for its CDA tests. Despite partial recovery of the blood sampling points in April 2020, the number of blood samples that the Group can collect was still limited for the years ended December 31, 2020 and 2021 and there were delays of orders and cancellation of some orders for planned CDA tests and physical checkups from the Group’s customers.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(dd)	Risks, Uncertainties and Concentrations (continued)

The Group’s total revenue and gross margins for the year ended December 31, 2021 decreased comparing to fiscal 2020, which was mainly attributable to less cancer screening and detection tests orders under the impact of the pandemic. The Group continued to work in obtaining the Class III medical device certification in China (which entered clinical test phase). While the Group strives to bring in new customers and launch new tests to mitigate the negative impact of COVID-19, it has no control over the development of the COVID-19 situations in China, the United States or around the world and therefore may not be able to achieve a revenue growth or maintain its historical revenue level in future periods. Despite the delay caused by the pandemic, the Group has made the new Philadelphia laboratory ready for use and obtained laboratory developed test (LDT) designation in the US.

The downturn brought by and the duration of the coronavirus pandemic is difficult to assess or predict and actual effects will depend on many factors beyond the Group’s control, including the increased world-wide spread of COVID-19 and the relevant governments’ actions to contain COVID-19 or treat its impact. The extent to which COVID-19 may impact the Group’s results continues to remains uncertain. The business, results of operations, financial condition and prospects could be adversely affected directly, as well as to the extent that the coronavirus or any other epidemic harms the Chinese and the United States’ economies in general.

Subsequent to December 31, 2021, the Group’s operations were impacted by a resurgence of COVID-19 in Shanghai, China. The resulting lockdown policies in city of Shanghai have forced the Group to temporarily halt operations in its Shanghai office. Given the uncertainty of this situation, the related financial impact cannot be reasonably estimated at this time. The Group will continue to maintain flexibility in the operations and proactively manage the impact of COVID-19 to its business operations and financial statements.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivables. As of December 31, 2020 and 2021, the aggregate amounts of cash and cash equivalents of RMB2,366 and RMB4,237 (US$665), respectively, were held at major financial institutions located in the PRC and RMB650 and RMB 5,014 (US$787), respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007 which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, the Group is unlikely to claim its deposits back in full since the bank is unlikely to be classified as a secured creditor based on PRC laws.

Accounts receivables, unsecured and denominated in RMB, are exposed to credit risk. As of December 31, 2020, two customers accounted for 49% and 11% of total accounts receivables, respectively. As of December 31, 2021, two customers accounted for 43% and 12% of total accounts receivables. The risk is mitigated by credit evaluations the Group performs on its customers.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(dd)	Risks, Uncertainties and Concentrations (continued)

Business, customer, supplier, political and economic risks

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; intellectual property considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC. The Group is also reliant on contract manufacturers that manufacture key components of its CDA device used in its diagnostic testing.

For the years ended December 31, 2019, the Group had two customers that accounted for more than 10% of the total revenues. For the year ended December 31, 2020, the Group had two customers that accounted for 29% and 15% of total revenues, respectively. For the year ended December 31, 2021, the Group had three customers that accounted for 36%, 17% and 11% of total revenues, respectively.

For the years ended December 31, 2019, the Group had two suppliers that accounted for more than 10% of cost of revenues. For the year ended December 31, 2020, the Group had four suppliers that accounted for 17%, 14%, 13% and 11% of total cost of revenues, respectively. For the year ended December 31, 2021, the Group had three suppliers that accounted for 11%, 11% and 10% of total cost of revenues, respectively.

As of December 31, 2020, one supplier accounted for 28% of total accounts payables. As of December 31, 2021, four suppliers accounted for 22%, 13%, 12%and 12% of total accounts payables, respectively.

Currency convertibility risk

A significant portion of the Group’s expenses, assets and liabilities are denominated in RMB. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with relevant documents.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For U.S. dollar against RMB, there was appreciation of approximately 1.3%, depreciation of 6.3% and appreciation of 2.3% in the years ended December 31, 2019, 2020 and 2021, respectively. It is difficult to predict how market forces or PRC or the U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(dd)	Risks, Uncertainties and Concentrations (continued)

The functional currency and the reporting currency of the Company and AnPac US are the US$ and the RMB, respectively. Most of the revenues and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents and convertible loans (“CL“) are denominated in US$. It is difficult to predict how market forces or PRC or the U.S. government policy may impact the exchange rate between the Renminbi and the US$ in the future. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, revenues, earnings and financial position, and the value of any dividends payable on the ADS in US$.

(ff)	Recent accounting pronouncements

The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on the balance sheet for all leases, including operating leases, with a term in excess of 12 months. The guidance also expands the quantitative and qualitative disclosure requirements. In July 2018, the FASB issued updates to the lease standard making transition requirements less burdensome. The update provides an option to apply the transition provisions of the new standard at its adoption date instead of at the earliest comparative period presented in the Group’s financial statements. The new guidance requires the lessee to record operating leases on the balance sheet with a right-of-use asset and corresponding liability for future payment obligations. FASB further issued ASU 2018-11 “Target Improvement” and ASU 2018-20 “Narrow-scope Improvements for Lessors.” In June 2020, the FASB issued ASU No. 2020-05, “Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) Effective Dates for Certain Entities” (“ASU 2020-05”) in response to the ongoing impacts to businesses in response to the coronavirus (COVID-19) pandemic. ASU 2020-05 provides a limited deferral of the effective dates for implementing previously issued ASU 842 to give some relief to businesses and the difficulties they are facing during the pandemic. ASU 2020-05 affects entities in the “all other” category and public Not-For-Profit entities that have not gone into effect yet regarding ASU 2016-02, Leases (Topic 842). Entities in the “all other” category may defer to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As an emerging growth company, the Group will adopt this guidance effective January 1, 2022. The Group is expected to recognize ROU assets and lease liabilities of approximately RMB 8,575 ($1,346) upon adoption of ASU 2016-02, Leases.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (“ASU 2016-13”). The amendments in ASU 2016-13 update guidance on reporting credit losses for financial assets. These amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The Group will adopt ASU 2016-13 on January 1, 2023, and is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. This standard is effective for the Group for the annual reporting periods beginning January 1, 2022 and interim periods beginning January 1, 2023. Early adoption is permitted. The Group does not expect any material impact on the Group’s consolidated financial statements.

3.    SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

(ff)	Recent accounting pronouncements (continued)

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard is effective for the Group beginning January 1, 2022 including interim periods within the fiscal year. The Group does not expect any material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40)”. This ASU reduces the number of accounting models for convertible debt instruments and convertible preferred stock. As well as amend the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. In addition, this ASU improves and amends the related EPS guidance. This standard is effective for the Group on January 1, 2022, including interim periods within those fiscal years. Adoption is either a modified retrospective method or a fully retrospective method of transition. The Group is currently evaluating the impact of the adoption of ASU 2020-06 on its consolidated financial statements.